UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05557
                                                    ----------------------------

                  PROSPECT STREET(R) HIGH INCOME PORTFOLIO INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                     Date of reporting period: JULY 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 VARIABLE RATE SENIOR LOAN NOTES - 9.51% (A) (B)

              UNITED KINGDOM - 1.58%
              UTILITIES
    250,000   Eggborough Power Ltd., 03/31/2022 (c)                         NR         NR        1,651,186
                                                                                               -----------
              TOTAL UNITED KINGDOM.................................                              1,651,186
                                                                                               -----------
              UNITED STATES - 7.93%

              AEROSPACE AND DEFENSE - 1.96%
  2,000,000   IAP Worldwide Services, Inc., 13.50%, 06/20/2013 ....         B3         B-        2,046,680
                                                                                               -----------
                                                                                                 2,046,680
                                                                                               -----------
              HOTELS, MOTELS, INNS, AND GAMING - 1.11%
  1,114,591   Resorts International Holdings, LLC, 16.50%, 04/26/2013       Caa2       CCC-      1,161,270
                                                                                               -----------
                                                                                                 1,161,270
                                                                                               -----------
              HOUSING - 1.92%
  2,000,000   Weststate Land Partners LLC, 13.85%, 05/01/2007 .....         NR         NR        2,010,000
                                                                                               -----------
                                                                                                 2,010,000
                                                                                               -----------
              HOUSING - BUILDING MATERIALS - 0.98%
  1,500,000   Armstrong World Industries, 07/31/2007 (c) ..........         NR         NR        1,028,760
                                                                                               -----------
                                                                                                 1,028,760
                                                                                               -----------
              UTILITIES - 1.96%
  2,000,000   Calpine Generating Co., LLC, 9.10%, 04/01/2009 ......         B3         D         2,051,780
                                                                                               -----------
                                                                                                 2,051,780
                                                                                               -----------
              TOTAL UNITED STATES..................................                              8,298,490
                                                                                               -----------
              TOTAL VARIABLE SENIOR LOAN NOTES (COST $9,729,146)...                              9,949,676
                                                                                               -----------
BONDS AND NOTES - 107.16% (B)

              BERMUDA - 1.60%
              CABLE/WIRELESS VIDEO
  2,000,000   Intelsat Ltd., 7.63%, 04/15/2012 ....................         Caa2       B         1,677,500
                                                                                               -----------
              TOTAL BERMUDA........................................                              1,677,500
                                                                                               -----------
              CANADA - 3.40%
              FOOD, BEVERAGE AND TOBACCO
  2,000,000   Jean Coutu Group (JPC), Inc., 7.63%, 08/01/2012 .....         B3         B-        1,955,000
                                                                                               -----------
              TELECOMMUNICATIONS
  2,000,000   Nortel Networks Corp., 6.88%, 09/01/2023 ............         B3         B-        1,600,000
                                                                                               -----------
              TOTAL CANADA                                                                       3,555,000
                                                                                               -----------
              DENMARK - 1.28%
              TELECOMMUNICATIONS
  1,000,000   Nordic Telephone Co. Holdings, 8.35%, 05/01/2016 (d)
                 8.35%, 05/01/2016 (d) ............................         B2         B         1,333,571
                                                                                               -----------
              TOTAL DENMARK                                                                      1,333,571
                                                                                               -----------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 BONDS AND NOTES (CONTINUED)

              UNITED KINGDOM - 0.49%
              CABLE AND OTHER PAY TELEVISION SERVICES
    500,000   NTL Cable PLC, 8.75%, 04/15/2014 ....................         B2         B-          510,000
                                                                                               -----------
              TOTAL UNITED KINGDOM                                                                 510,000
                                                                                               -----------
              UNITED STATES - 100.39%

              AUTOMOBILE - 5.02%
  3,000,000   American Tire Distributors Holdings, Inc.,
              11.76%, 04/01/2012 (d) ..............................         Caa2       CCC+      2,775,000
  3,000,000   Delphi Corp., 6.50%, 05/01/2009 (e) (f) .............         NR         NR        2,475,000
                                                                                               -----------
                                                                                                 5,250,000
                                                                                               -----------
              BROADCASTING AND ENTERTAINMENT - 8.95%
  2,861,000   CCH I LLC, 11.00%, 10/01/2015 .......................         Caa3       CCC-      2,582,053
  3,000,000   CCO Holdings LLC, 8.75%, 11/15/2013 (f) .............         B3         CCC-      2,992,500
  1,000,000   PRIMEDIA, Inc., 10.55%, 05/15/2010 (d) ..............         B2         B         1,025,000
  3,000,000   Young Broadcasting, Inc., 10.00%, 03/01/2011 (f) ....         Caa2       CCC-      2,767,500
                                                                                               -----------
                                                                                                 9,367,053
                                                                                               -----------
              BUILDINGS AND REAL ESTATE - 3.73%
  2,000,000   Builders FirstSource, Inc., 9.42%, 02/15/2012 (d) ...         B3         B         2,040,000
  2,000,000   Goodman Global Holding Co., Inc., 7.88%, 12/15/2012 (f)       B3         B-        1,865,000
                                                                                               -----------
                                                                                                 3,905,000
                                                                                               -----------
              CARGO TRANSPORT - 2.64%
  2,890,000   Quality Distribution, Inc., 9.00%, 11/15/2010 .......         Caa2       CCC       2,759,950
                                                                                               -----------
                                                                                                 2,759,950
                                                                                               -----------
              CONTAINERS, PACKAGING AND GLASS - 2.50%
  3,000,000   Solo Cup Co., 8.50%, 02/15/2014 .....................         Caa1       B-        2,610,000
                                                                                               -----------
                                                                                                 2,610,000
                                                                                               -----------
              DIVERSIFIED/CONGLOMERATE SERVICE - 0.94%
  1,000,000   HydroChem Industrial Services, Inc., 9.25%, 02/15/2013 (g)    Caa        CCC+        982,500
                                                                                               -----------
                                                                                                   982,500
                                                                                               -----------
              ELECTRONICS - 1.90%
  1,000,000   Viasystems, Inc., 10.50%, 01/15/2011 ................         Caa        CCC+        995,000
  1,000,000   WII Components, Inc., 10.00%, 02/15/2012 (f) ........         B          B-          995,000
                                                                                               -----------
                                                                                                 1,990,000
                                                                                               -----------
              ENERGY - 0.99%
  1,000,000   Hillcorp Energy I, 9.00%, 06/01/2016 (g) ............         B          B         1,040,000
                                                                                               -----------
                                                                                                 1,040,000
                                                                                               -----------
              FARMING AND AGRICULTURE - 1.99%
  2,000,000   GSI Group, Inc. (The), 12.00%, 05/15/2013 (f) .......         B          B-        2,080,000
                                                                                               -----------
                                                                                                 2,080,000
                                                                                               -----------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 BONDS AND NOTES (CONTINUED)

              FOOD, BEVERAGE AND TOBACCO - 2.83%
  3,000,000   Chiquita Brands International, Inc., 7.50%, 11/01/2014        B          B-        2,565,000
    500,000   Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (g)          B          CCC+        400,000
                                                                                               -----------
                                                                                                 2,965,000
                                                                                               -----------
              FOREST PRODUCTS - CONTAINERS - 5.76%
  2,000,000   Graphic Packings International Corp., 9.50%, 08/15/2013       B3         B-        2,000,000
              NewPage Corp.
  2,000,000      12.29%, 11/01/2013 PIK (f) (g) ...................         NR         NR        1,930,000
  2,000,000      12.00%, 05/01/2013 (f) ...........................         Caa2       CCC+      2,095,000
                                                                                               -----------
                                                                                                 6,025,000
                                                                                               -----------
              HEALTHCARE - 2.93%
  3,000,000   National Mentor Holdings, Inc., 11.25%, 07/01/2014 (g)        Caa1       CCC+      3,067,500
                                                                                               -----------
                                                                                                 3,067,500
                                                                                               -----------
              HEALTHCARE, EDUCATION AND CHILDCARE - 8.61%
  5,010,000   La Petite Academy, Inc., 10.00%, 05/15/2008 (h) .....         Ca         CC        5,010,000
  2,000,000   Pharma II (Risperidone), 7.00%, 01/01/2018 ..........         NR         NR        1,860,000
  1,980,000   Pharma IV (Eszopiclone), 12.00%, 06/30/2014 .........         NR         NR        2,138,400
                                                                                               -----------
                                                                                                 9,008,400
                                                                                               -----------
              HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER - 2.04%
  1,500,000   American Achievement Corp., 8.25%, 04/01/2012 .......         B2         B         1,485,000
  1,000,000   Home Products International, Inc., 9.63%, 05/15/2008          Caa3       CCC-        645,000
                                                                                               -----------
                                                                                                 2,130,000
                                                                                               -----------
              HOTELS, MOTELS, INNS, AND GAMING - 3.50%
  3,000,000   Trump Entertainment Resorts Holdings LP,
              8.50%, 06/01/2015 (f) ...............................         Caa1       B-        2,895,000
    750,000   Virgin River Casino Corp., 9.00%, 01/15/2012 ........         B3         B           765,000
                                                                                               -----------
                                                                                                 3,660,000
                                                                                               -----------
              HOUSING - 1.62%
  1,000,000   Dayton Superior Corp., 10.75%, 09/15/2008 ...........         Caa1       CCC+      1,037,500
  1,000,000   Owens Corning, 7.50%, 08/01/2018 (e) (f) ............         NR         NR          660,000
                                                                                               -----------
                                                                                                 1,697,500
                                                                                               -----------
              INFORMATION TECHNOLOGY - 4.91%
  1,000,000   Amkor Technology, Inc., 7.13%, 03/15/2011 ...........         Caa1       CCC+        898,750
  5,000,000   MagnaChip Semiconductor, 8.58%, 12/15/2011 (d) ......         B1         B+        4,237,500
                                                                                               -----------
                                                                                                 5,136,250
                                                                                               -----------
              LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 5.52%
  2,000,000   Ames True Temper, 9.51%, 01/15/2012 (d) .............         Caa2       CCC+      1,985,000
              Six Flags, Inc.
  2,000,000      8.88%, 02/01/2010 (f) ............................         Caa2       CCC       1,937,500
  2,000,000      9.75%, 04/15/2013 ................................         Caa2       CCC       1,847,500
                                                                                               -----------
                                                                                                 5,770,000
                                                                                               -----------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 BONDS AND NOTES (CONTINUED)

              MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION, NON-ELECTRONIC) - 1.87%
  2,000,000   ALH Finance LLC, 8.50%, 01/15/2013 (f) ..............         B3         CCC+      1,960,000
                                                                                               -----------
                                                                                                 1,960,000
                                                                                               -----------
              MANUFACTURING - 0.92%
  1,000,000   Polypore, Inc., 8.75%, 05/15/2012 ...................         Caa2       CCC+        961,250
                                                                                               -----------
                                                                                                   961,250
                                                                                               -----------
              OIL AND GAS - 0.97%
  1,000,000   SemGroup, LP, 8.75%, 11/15/2015 (g) .................         B1         NR        1,010,000
                                                                                               -----------
                                                                                                 1,010,000
                                                                                               -----------
              PERSONAL AND NON DURABLE CONSUMER PRODUCTS - 2.34%
  1,000,000   ACCO Brands Corp., 7.63%, 08/15/2015 ................         B2         B           930,000
  2,000,000   Spectrum Brands, Inc., 7.38%, 02/01/2015 (f) ........         Caa1       CCC       1,515,000
                                                                                               -----------
                                                                                                 2,445,000
                                                                                               -----------
              PERSONAL TRANSPORTATION - 1.91%
  2,000,000   Continental Airlines, Inc., Pass Thru Certificate
              Series D, 7.57%, 12/01/2006 .........................         B3         B         1,997,028
                                                                                               -----------
                                                                                                 1,997,028
                                                                                               -----------
              PERSONAL, FOOD AND MISCELLANEOUS SERVICES - 0.00%
    700,333   Outsourcing Services Group, Inc., 9.00%, 07/15/2009 (h)       NR         NR               --
                                                                                               -----------
                                                                                                        --
                                                                                               -----------
              RETAIL - 1.81%
  2,000,000   Blockbuster, Inc., 9.00%, 09/01/2012 (f) ............         Caa3       CCC       1,890,000
                                                                                               -----------
                                                                                                 1,890,000
                                                                                               -----------
              RETAIL STORES - 7.33%
  3,000,000   Bon-Ton Dept Stores, Inc., 10.25%, 03/15/2014 (g) ...         B2         B-        2,775,000
  1,000,000   Linens `n Things, Inc., 11.13%, 01/15/2014 (d) (f) (g)        B3         B           932,500
  4,000,000   Movie Gallery, Inc., 11.00%, 05/01/2012 (f) .........         Caa3       CCC-      3,160,000
  1,000,000   Toys "R" Us, Inc., 7.88%, 04/15/2013 (f) ............         Caa2       CCC         796,250
                                                                                               -----------
                                                                                                 7,663,750
                                                                                               -----------
              STRUCTURED FINANCE OBLIGATIONS - 0.00%
  4,000,000   DLJ CBO, 11.96%, 04/15/2011 *  (h) ..................         NR         NR               --
                                                                                               -----------
                                                                                                        --
                                                                                               -----------
              TELECOMMUNICATIONS - 11.02%
  4,000,000   BTI Telecom Corp., 10.50%, 09/15/2007  (h) ..........         NR         NR        2,000,000
  2,000,000   Eschelon Operating Co., 8.38%, 03/15/2010 ...........         B3         B-        1,920,000
  2,000,000   Grande Communications Holdings, Inc., 14.00%, 04/01/2011      Caa1       CCC+      2,195,000
  3,000,000   Network Communications, Inc., 10.75%, 12/01/2013 (g)          B2         B-        3,015,000
    500,000   Nordic Telephone Co. Holdings 8.88%, 05/01/2016 (g) .         B2         B           517,500
  2,000,000   SunCom Wireless, Inc., 8.50%, 06/01/2013 ............         Caa2       CCC-      1,875,000
                                                                                               -----------
                                                                                                11,522,500
                                                                                               -----------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006

                                                                               Ratings
                                                                         -------------------
  Principal                                                                       Standard &       Value
  Amount ($)  Description                                                 Moody's   Poor's     (Note 2a) ($)
  ----------  -----------                                                 ------- -----------  -------------
 BONDS AND NOTES (CONTINUED)

              TRANSPORTATION - 4.66%
              Federal-Mogul Corp.
  2,000,000      7.50%, 06/15/2007 (e) ............................         NR         NR        1,160,000
  1,000,000      7.75%, 07/01/2007 (e) ............................         NR         NR          580,000
  2,000,000      7.88%, 07/01/2010 (e) ............................         NR         NR        1,160,000
  2,000,000   General Motors Acceptance Corp., 7.02%, 12/01/2014 (d) (f)    Ba1        BB        1,969,660
                                                                                               -----------
                                                                                                 4,869,660
                                                                                               -----------
              UTILITIES - 1.18%
  2,500,000   Calpine Corp., 8.50%, 02/15/2011 (e) (f) ............         NR         D         1,231,250
     56,303   USGen New England, Inc., 7.46%, 01/02/2015 (e) (g) (h)        NR         NR               --
                                                                                               -----------
                                                                                                 1,231,250
                                                                                               -----------
              TOTAL UNITED STATES .................................                            104,994,591
                                                                                               -----------
              TOTAL BONDS AND NOTES (COST $118,456,112) ...........                            112,070,662
                                                                                               -----------

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF JULY 31, 2006



                                                                                                   Value
      Shares                                                                                   (Note 2a) ($)
  ----------                                                                                   -------------

COMMON STOCKS - 19.28% (B)

    555,258   Altiva Financial Corp. * ............................                                  1,943
     46,601   American Banknote Corp. * ...........................                              1,234,927
    853,905   ICO Global Communications (Holdings) Ltd. * (f) .....                              5,012,422
  1,155,224   Motient Corp. * .....................................                             13,897,345
      2,975   New World Restaurant Group * ........................                                 14,057
     24,015   Outsourcing Services Group, Inc. * (h) ..............                                      --
        303   Viatel Holding Bermuda Ltd. * .......................                                     12
                                                                                               -----------
         TOTAL COMMON STOCKS (COST $23,613,448)                                                 20,160,706
                                                                                               -----------

         Units
       ---------
WARRANTS - 0.11% (B)

     57,276   Loral Space & Communications, 12/26/06 * ............                                     --
      5,000   XM Satellite Radio, Inc., 03/15/2010 * ..............                                115,000
                                                                                               -----------
         TOTAL WARRANTS (COST $870,339) ...........................                                115,000
                                                                                               -----------
         TOTAL COMMON STOCKS AND WARRANTS  - 19.39% (COST $24,483,787)                          20,275,706
                                                                                               -----------
         TOTAL INVESTMENTS IN SECURITIES - 136.06% (COST $152,669,045)**                       142,296,044
                                                                                               -----------
         OTHER ASSETS & LIABILITIES, NET - 2.19% ..................                              2,290,630
                                                                                               -----------
         PREFERRED STOCK - (38.25)% ...............................                            (40,000,000)
                                                                                               -----------
         NET ASSETS APPLICABLE TO COMMON STOCK - 100.00% ..........                            104,586,674
                                                                                               ===========


(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at July 31, 2006. Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b)  Percentages are based on net assets applicable to common stock.
(c) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(d) Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2006.
(e) The issuer is in default of certain debt covenants. Income is not being accrued.
(f) Securities (or a portion of securities) on loan as of July 31, 2006. See footnote 8.
(g) -Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2006, the market value of these securities aggregated $15,670,000 or 14.98% of net assets applicable to common stock. These securities have been determined by the investment adviser to be liquid securities.
(h)  Fair Value price by Board of Directors. See footnote 2.
*    Non-income producing security.
** The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments are as follow:

     Unrealized appreciation            $   5,668,865
     Unrealized depreciation              (16,041,866)
                                        -------------
     Net depreciation                   $ (10,373,001)
                                        =============
PIK  Payment in Kind
"NR" denotes not rated.

JULY 31, 2006

    Security Valuation

    Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

    Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. ("Highland," or "Investment Advisor") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

    The fair value of restricted securities is determined by the Investment Advisor pursuant to procedures approved by the Board of Directors.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PROSPECT STREET(R) HIGH INCOME PORTFOLIO INC.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     SEPTEMBER 25, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     SEPTEMBER 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     SEPTEMBER 25, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.